CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,386	$ 1,485	¥ 7,474
Restricted cash	146	21	50
Short-term investments, including marketable securities measured at fair value of RMB 81 and RMB 69 as of December 31, 2024 and 2025, respectively	4,894	700	3,603
Accounts receivable, net	723	104	817
Loan receivables - current, net	87	12	114
Amounts due from related parties - current, net	¥ 272	$ 39	¥ 297
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 57	$ 8	¥ 60
Other current assets, net	870	124	800
Total current assets	17,435	2,493	13,215
Property and equipment, net	5,230	748	5,682
Intangible assets, net	5,028	719	4,776
Operating lease right-of-use assets	24,983	3,573	24,992
Finance lease right-of-use assets	2,394	342	2,272
Land use rights, net	155	22	174
Long-term investments, including available-for-sale debt securities measured at fair value of RMB230 and RMB175 as of December 31, 2024 and 2025, respectively	1,369	196	2,316
Goodwill	5,428	776	5,221
Amounts due from related parties, net	¥ 42	$ 6	¥ 51
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net	¥ 132	$ 19	¥ 190
Other assets, net	752	108	668
Deferred income tax assets	1,157	165	1,054
Assets held for sale	669	96	1,941
Total assets	64,774	9,263	62,552
Current liabilities:
Short-term debt and current portion of long-term debt	5,337	763	880
Accounts payable	1,020	146	983
Amounts due to related parties	¥ 129	$ 18	¥ 74
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 1,188	$ 170	¥ 1,201
Deferred revenue	1,823	261	1,822
Operating lease liabilities, current	3,478	497	3,492
Finance lease liabilities, current	59	8	50
Accrued expenses and other current liabilities	4,902	702	4,006
Income tax payable	1,191	170	813
Total current liabilities	19,127	2,735	13,321
Long-term debt	479	68	4,546
Operating lease liabilities, non-current	23,653	3,382	23,634
Finance lease liabilities, non-current	3,063	438	2,843
Deferred revenue	1,602	229	1,351
Other long-term liabilities	1,925	276	1,472
Retirement benefit obligations	109	16	111
Deferred income tax liabilities	1,187	170	919
Liabilities held for sale	671	96	2,084
Total liabilities	51,816	7,410	50,281
Commitments and contingencies (Note 21)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,105,094,690 and 3,098,323,810 shares issued as of December 31, 2024 and 2025, and 3,083,916,600 and 3,071,525,690 shares outstanding as of December 31, 2024 and 2025, respectively)	0	0	0
Treasury shares (21,178,090 and 26,798,120 shares as of December 31, 2024 and 2025, respectively)	(662)	(95)	(274)
Additional paid-in capital	9,653	1,381	9,620
Retained earnings	3,614	517	2,449
Accumulated other comprehensive income	199	28	382
Total H World Group Limited shareholders' equity	12,804	1,831	12,177
Noncontrolling interest	154	22	94
Total equity	12,958	1,853	12,271
Total liabilities and equity	¥ 64,774	$ 9,263	¥ 62,552